FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number               811-21577

Exact Name of registrant as                      Alpha Hedge Fund, Inc.
      Specified in charter

Address of principal executive office            8150 N. Central Expwy
								 Suite #101
                                                 Dallas, Texas 75206

Name and address of agent for service            Laura S. Adams
                                                 8150 N. Central Expwy
 Suite #101
                                                 Dallas, Texas 75206

Registrants telephone number, inc. area code     214-360-7418

Date of fiscal year end:                         12/31/05

Date of reporting period:                        03/31/05





























Item 1.  Schedule of Investments

ALPHA HEDGE FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005


CALL OPTIONS ON STOCK INDICES - 58.36%

DESCRIPTION                              Contracts     MARKET VALUE
-----------                              ---------     ------------
OEX(S&P 100 INDEX) 320    Calls exp. 12/05 (a) 23    $  563,730
									---------
   Total Call options (cost $581,946)       		  563,730


PUT OPTIONS ON COMMON STOCKS - 11.28%
DESCRIPTION                              Contracts	 MARKET VALUE
-----------                              ---------     ------------
   Yahoo 47.50             Puts exp. 1/06  (a) 19        25,840
   Motorola 30             Puts exp. 1/06  (a) 30        54,600
   Bell South 37.50        Puts exp. 1/06  (a) 25        28,250
   United Technologies 120 Puts exp. 1/06  (a)  7        12,950
   Goldman Sachs 120       Puts exp. 1/06  (a)  7         8,960
   Target 55               Puts exp. 1/06  (a) 14         8,680
   Bristol Myers 40        Puts exp. 1/06  (a) 28        40,320
   Lowes 75                Puts exp. 1/06  (a) 13        23,140
   Freddie Mac 80          Puts exp. 1/06  (a) 10        16,700
   Dow Chemical 60         Puts exp. 1/07  (a) 14        16,240
   DuPont 60               Puts exp. 1/06  (a) 15        13,800
   Gillette 55             Puts exp. 1/06  (a) 16         8,160
   Boeing 70               Puts exp. 1/06  (a) 13        15,600
   Texas Instruments 40    Puts exp. 1/06  (a) 31        44,640
							---------
   Total Put options (cost $332,238)       		  317,880

(a) non-income producing securities

TOTAL OPTIONS     (cost $914,184)			 881,610
---------
SHORT-TERM INVESTMENTS - 8.73%
   Cash Less Debits                     84,329           84,329
                                                       --------
   Total short-term investments   (cost $84,329)         84,329
                                                       --------

Total investment securities-100.00% (cost $998,513)     965,939

                                                       --------

Net assets - 100.00%                                $   965,939
                                                   ============

THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions - There were no Purchases or Sales of investment securities (excluding money market funds) for the three months ended March 31, 2005. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated ($32,574), of which $20,714 related to unrealized appreciation of securities and ($53,288) related to unrealized depreciation of securities. The cost of investments at March 31, 2005 for Federal Income tax purposes was $914,184, excluding short term investments.


Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Alpha Hedge Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/20/05






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Alpha Hedge Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/20/05